Financial Risk and Fair Value Disclosures - Additional Information (Detail) $ in Thousands, ¥ in Billions		12 Months Ended
	Oct. 01, 2019 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 JPY (¥)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		$ 240,168,106	$ 166,250,375
Accounts receivables from the top ten customers		60.00%	62.00%
Profit or loss attributable to change in unrealized gains or losses for financial assets without quoted market prices held at end of period		$ 330,000	$ 721,000	$ (113,000)
Profit or loss attributable to change in unrealized gains or losses for financial liabilities without quoted market prices held at end of period		$ (360,000)	$ 0	$ 0
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage increase in market risk		0.10%	0.10%	0.10%
Increase (decrease) in profit due to percentage increase in market risk		$ 39,000	$ 44,000	$ 46,000
Percentage decrease in market risk		0.10%	0.10%	0.10%
Increase (decrease) in profit due to percentage decrease in market risk		$ (39,000)	$ (44,000)	$ (46,000)
Equity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage increase in market risk		5.00%	5.00%	5.00%
Increase (decrease) in profit due to percentage increase in market risk		$ 393,000	$ 263,000	$ 252,000
Percentage decrease in market risk		5.00%	5.00%	5.00%
Increase (decrease) in profit due to percentage decrease in market risk		$ (393,000)	$ (263,000)	$ (252,000)
Increase (decrease) in other comprehensive income due to percentage increase in market risk		867,000	453,000	671,000
Increase (decrease) in other comprehensive income due to percentage decrease in market risk		$ (867,000)	$ (453,000)	$ (671,000)
Taiwan, New Dollars | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage increase in market risk		10.00%	10.00%	10.00%
Increase (decrease) in profit due to percentage increase in market risk		$ 1,104,000	$ 1,336,000	$ 1,009,000
Percentage decrease in market risk		10.00%	10.00%	10.00%
Increase (decrease) in profit due to percentage decrease in market risk		$ (1,104,000)	$ (1,336,000)	$ (1,009,000)
China, Yuan Renminbi | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage increase in market risk		10.00%	10.00%	10.00%
Increase (decrease) in profit due to percentage increase in market risk		$ 375,000	$ 1,625,000	$ 2,200,000
Percentage decrease in market risk		10.00%	10.00%	10.00%
Increase (decrease) in profit due to percentage decrease in market risk		$ (375,000)	$ (1,625,000)	$ (2,200,000)
Japan, Yen | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage increase in market risk		10.00%	10.00%	10.00%
Increase (decrease) in profit due to percentage increase in market risk		$ 434,000	$ 473,000	$ 430,000
Percentage decrease in market risk		10.00%	10.00%	10.00%
Increase (decrease) in profit due to percentage decrease in market risk		$ (434,000)	$ (473,000)	$ (430,000)
Forward exchange contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets | ¥					¥ 23
Cash flow hedge reserve in other components of equity	$ (3,000)
Ownership interest	84.10%